INVESTMENT IN PC GOLD INC. (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN PC GOLD INC.
Investment In PC Gold Inc
	December 31, 2022	December 31, 2021
Balance as at December 31, 2021	$21,570	$-
Acquisition – Initial Recognition on June 9, 2021	-	36,000
Equity income (loss)	2	(3)
Dilution of ownership - Stage 2 earn-in completion	-	(14,427)
Balance as at December 31, 2022	$21,572	$21,570